Share-Based Payment Arrangements (Tables)	6 Months Ended
Jun. 30, 2023
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Summary of Employee Share Options

Information on employee share options granted from the 2014 Plan is as follows. Each option entitled the holder to subscribe for two ordinary shares of the Company. Below information is presented in the form of equivalent ADS (one ADS represents 25 ordinary shares):

	For the six months ended June 30
	2022		2023
	Number of Equivalent ADSs	Weighted- average Exercise Price	Number of Equivalent ADSs	Weighted- average Exercise Price
Balance at January 1	487,829	$17.88	371,569	$22.00
Equivalent ADSs expired	(116,260)	$17.08	(48,800)	$17.08
Balance at June 30	371,569	$22.00	322,769	$22.74
Equivalent ADSs exercisable, end of period	371,569	$22.00	322,769	$22.74

Information on employee share options granted from the 2017 Plan is as follows. Each option entitled the holder to subscribe for one ordinary share of the Company. Below information is presented in the form of equivalent ADS (one ADS represents 25 ordinary shares):

	For the six months ended June 30
	2022		2023
	Number of Equivalent ADSs	Weighted- average Exercise Price	Number of Equivalent ADSs	Weighted- average Exercise Price
Balance at January 1	20,048	$31.90	20,048	$31.90
Equivalent ADSs forfeited	—	—	(333)	31.90
Balance at June 30	20,048	$31.90	19,715	$31.90
Equivalent ADSs exercisable, end of period	20,048	$31.90	19,715	$31.90

Information on employee share options granted under the 2020 EIP is as follows. Each option entitles the holder to subscribe for one ADS of the Company:

	For the six months ended June 30
	2022		2023
	Number of Equivalent ADSs	Weighted- average Exercise Price	Number of Equivalent ADSs	Weighted- average Exercise Price
Balance at January 1	804,313	$10.30	1,154,072	$2.59
Equivalent ADSs granted	355,030	$5.60	777,226	$2.92
Equivalent ADSs forfeited	(148,875)	$10.30	—	$—
Balance at June 30	1,010,468	$8.65	1,931,298	$2.72
Equivalent ADS exercisable, end of period	241,205	$8.65	673,880	$2.59

Summary of Outstanding Options

Information on outstanding options as of June 30, 2023 is as follows:

	July 2014	July 2015	July 2016	July 2017	December 2020	January - July 2021	January 2022	July 2022	January 2023	May 2023
Range of ADS Exercise Price	$6.80	$6.80-$9.40	$11.30	$6.40	$2.60	$2.60	$2.60	$2.50	$1.80	$4.15
Weighted-average Remaining Contractual Life (Years)	1.0	2.0	3.0	4.24	7.46	7.71	8.51	9.01	9.52	9.84

Summary of Options Granted Price and Inputs

	July 2014	July 2015	July 2016	July 2017	December 2020	January - July 2021	January 2022	July 2022	January 2023	May 2023
Grant-date ADS share price	$6.80	$9.40	$11.30	$6.40	$11.10	$11.75	$5.60	$2.50	$1.80	$4.15
ADS Exercise price	$6.80	$6.80-$9.40	$11.30	$6.40	$2.60	$2.60	$2.60	$2.50	$1.80	$4.15
Expected volatility	50.86%	36.37%	39.34%	38.33%	66.25%	118.1%	122.1%	118.2%	133.5%	130.5%
Expected life (years)	10	10	10	10	5.25-7	5.25-7	5.25-7	5.25-7	5.5-7	5.5-7
Risk-free interest rate	2.58%	2.43%	1.46%	1.10%	3.06%	3.06%	3.06%	2.91%	3.92%	3.58%

Summary of Long Term Incentive Plan

The Company’s LTIP is described as follows:

	For the six months ended June 30
	Number of ADSs
	2022	2023
Balance at January 1	144,146	144,146
Awards exercised	—	(20,000)
Awards elapsed	—	(13,897)
Balance at June 30	144,146	110,249
Balance exercisable, end of period	118,349	110,249